Investment Strategy	Feb. 27, 2026
Indexperts Gorilla Aggressive Growth ETF | Indexperts Gorilla Aggressive Growth ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
As an actively managed exchange-traded fund (“ETF”), the Fund will not seek to replicate the performance of an index.   Under normal circumstances, the Fund seeks to achieve its investment objective by investing at least 80% of the Fund’s net assets (plus borrowings for investment purposes) in common stocks of companies that the Fund’s investment advisor, Indexperts, LLC (the “Advisor”), believes have growth potential. These securities may be of any market capitalization.
The Fund will generally invest in a group of domestic equity securities selected from a blend of the components of the Indexperts All Cap Quality Growth 150 Index and the Indexperts Large Cap Quality Growth Index, but the Advisor will adjust the sector allocation, style exposure, or specific securities based on market conditions in its discretion based on the factors described below.  For example, the Advisor may decide, that the target allocation between the two indices should be adjusted, or a specific stock in one or both indices carries risks not captured by the security selection methodology of the indices (e.g., Merger & Acquisition risk) and exclude it from the portfolio, or that an entire industry should be excluded based on factors that have broad ranging impact such as regulatory, tax or technological changes.
The Indexperts All Cap Quality Growth 150 Index and Indexperts Large Cap Quality Growth Index are proprietary indices. The Fund will generally seek to have 65% of the Fund’s portfolio match the components of the Indexperts All Cap Quality Growth 150 Index and 35% of the Fund’s portfolio match the components of the Indexperts Large Cap Quality Growth Index. Target allocations may be adjusted by the Advisor based on its judgment and analysis of both broad market conditions and individual securities. This analysis considers: Federal Reserve interest rate policy; analysis of trading volume and market sentiment indicators including bid and ask volumes; recent growth or decline trends in markets, market sectors, and individual securities; market averages for per share financial data based on earnings, revenues, net income and dividends and the comparison to individual securities within the indices.
The Indexperts All Cap Quality Growth 150 Index determines its constituent securities by starting with a universe of 3000 large-, mid-, and small-cap stocks that meet are in the 25th percentile or greater in trading volume and average daily float of shares trading. Next, a growth factor score is calculated for each security using variables including future short and long-term earnings growth estimates, historical short and long-term earnings growth, historical sales growth, return on assets, price-to-earnings, price-to-book, as well as other factors based on information provided in filed financial reports and financial analyst reports.  Those stocks in the bottom 25th percentile for large-, mid-, and small-cap stocks are excluded from consideration. Next a solvency criterion (which include factors such as debt to equity ratio, debt-to-assets ratio, the ratio of a company's earnings before interest and taxes by its interest expense during a given period, and debt obligation to cash flow ratio) is applied to the remaining securities and sort ranked. The highest-ranking large cap stocks, mid-cap stocks, and small-cap stocks are then selected for inclusion in roughly equal proportion. These securities are weighted by market capitalization. The Indexperts All Cap Quality Growth 150 Index is rebalanced annually and reconstituted annually.
The Indexperts Large Cap Quality Growth Index determines its constituent securities by starting with a universe of 500 large cap stocks that meet are in the 25th percentile or greater in trading volume and average daily float of shares trading. Next, a growth factor score is calculated for each security using variables including future short and long-term earnings growth estimates, historical short and long-term earnings growth, historical sales growth, return on assets, price-to-earnings, price-to-book, as well as other factors based on information provided in filed financial reports and financial analyst reports. Those stocks in the bottom 25th percentile are excluded from consideration. Next a solvency criterion (which include factors such as debt to equity ratio, debt-to-assets ratio, the ratio of a company's earnings before interest and taxes by its interest expense during a given period, and debt obligation to cash flow ratio) is applied to the remaining securities and sort ranked. The highest-ranking large cap stocks are then selected for inclusion. These securities are equally weighted. The Indexperts Large Cap Quality Growth Index is rebalanced annually and reconstituted annually.
The Advisor will review the portfolio and prevailing market conditions at least monthly, or more frequently based market events.  The Advisor may buy or sell a portfolio security as part of the review, or as reconstitution and rebalancing of the underlying indices, used to inform security selection, occurs.
As an actively managed ETF that does not seek to replicate the performance of a specified index, the Fund may have a higher degree of portfolio turnover than funds that seek to replicate the performance of an index.
From time to time the Fund may focus its investments in one or more particular sectors. As of October 31, 2025, the Fund focused its investments in the Technology and Consumer Discretionary sectors.

Indexperts Quality Earnings Focused ETF | Indexperts Quality Earnings Focused ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
As an actively managed exchange-traded fund (“ETF”), the Fund will not seek to replicate the performance of an index.  Under normal circumstances, the Fund seeks to achieve its investment objective by investing at least 80% of the Fund’s net assets (plus borrowings for investment purposes) in common stocks of companies that the Funds’ investment advisor, Indexperts, LLC (the “Advisor”), believes have a consistent history of earnings stability or growth, and strong prospects for continued earnings stability and growth based on the Advisor’s research and analysis. These securities may be of any market capitalization.
The Fund will generally invest in a group of domestic equity securities selected from the components of a blend of the Indexperts Large Cap Core Growth Index, Indexperts Large Cap Core Value Index, Indexperts Mid Cap Consistent Value Index, and the Indexperts Small Cap Consistent Value Index, but the Advisor will adjust the sector allocation, style exposure, or specific securities based on market conditions in its discretion based on the factors described below.  For example, the Advisor may decide that the target allocation between the four indices should be adjusted, or a specific stock in one or both indices carries risks not captured by the security selection methodology of the indices (e.g., Merger & Acquisition risk) and exclude it from the portfolio, or that an entire industry should be excluded based factors that have broad ranging impact such as regulatory, tax or technological changes.
Target allocations may be adjusted by the Advisor based on its judgment and analysis of both broad market conditions and individual securities. This analysis considers: Federal Reserve interest rate policy; analysis of trading volume and market sentiment indicators including bid and ask volumes; recent growth or decline trends in markets, market sectors and individual securities; market averages for per share financial data based on earnings, revenues, net income and dividends and the comparison to individual securities within the indices; and other factors.
The Indexperts Large Cap Core Growth Index, Indexperts Large Cap Core Value Index, Indexperts Mid Cap Consistent Value Index, and the Indexperts Small Cap Consistent Value Index are proprietary indices. The Fund will generally seek to have 20% of the Fund’s portfolio match the components of the Indexperts Large Cap Core Growth Index, 50% of the Fund’s portfolio match the components of the Indexperts Large Cap Core Value Index, 15% of the Fund’s portfolio match the components of the Indexperts Mid Cap Consistent Value Index, and 15% of the Fund’s portfolio match the components of the Indexperts Small Cap Consistent Value Index.
The Indexperts Large Cap Core Growth Index determines its constituent securities by starting with a universe of 500 large cap stocks that meet are in the 25th percentile or greater in trading volume and average daily float of shares trading. Next, a composite growth score is calculated for each security using variables including profitability, liquidity, operating efficiency, momentum, revenue growth, earnings growth, earnings variability, and expectations of the potential for deviation from consensus forecasts based on information provided in filed financial reports and financial analyst reports. The indexing model then attempts to maximize the portfolio’s composite growth. The Indexperts Large Cap Core Growth Index is rebalanced annually and reconstituted annually.
The Indexperts Large Cap Core Value Index determines its constituent securities by starting with a universe of 500 large cap stocks that meet are in the 25th percentile or greater in trading volume and average daily float of shares trading. Next, a composite value score is calculated for each security using variables including profitability, liquidity, operating efficiency, momentum, revenue growth, earnings variability, and expectations of the potential for deviation from consensus forecasts based on information provided in filed financial reports and financial analyst reports. The indexing model then attempts to maximize the portfolio’s composite value score within the bounds of certain constraints such as turnover limits and maximum number of constituents. The Indexperts Large Cap Core Value Index is rebalanced annually and reconstituted annually.
The Indexperts Mid Cap Consistent Value Index determines its constituent securities by starting with a universe of 3000 large-, mid-, and small-cap stocks that meet are in the 25th percentile or greater in trading volume and average daily float of shares trading. Next, a composite value score is calculated for each security using variables including profitability, liquidity, operating efficiency, momentum, revenue growth, earnings variability, and expectations of the potential for deviation from consensus forecasts based on information provided in filed financial reports and financial analyst reports. The indexing model then attempts to maximize the portfolio’s composite value score within the bounds of certain constraints such as turnover limits and maximum number of constituents with preference given to stocks in the starting universe that are identified as mid-cap (defined as stocks with a market cap ranking between 501 and 1000). The Indexperts Mid Cap Consistent Value Index is rebalanced annually and reconstituted annually.
The Indexperts Small Cap Consistent Value Index determines its constituent securities by starting with a universe of 3000 large-, mid-, and small-cap stocks that meet are in the 25th percentile or greater in trading volume and average daily float of shares trading. Next, a composite value score is calculated for each security using variables including profitability, liquidity, operating efficiency, momentum, revenue growth, earnings variability, and expectations of the potential for deviation from consensus forecasts based on information provided in filed financial reports and financial analyst reports. The indexing model then attempts to maximize the portfolio’s composite value score within the bounds of certain constraints such as turnover limits and maximum number of constituents with preference given to stocks in the starting universe that are identified as small cap (defined as stocks with a market cap ranking between 1001 and 3000). The Indexperts Small Cap Consistent Value Index is rebalanced annually and reconstituted annually.
The Advisor will review the portfolio and prevailing market conditions at least monthly, or more frequently based market events.  The Advisor may buy or sell a portfolio security as part of the review, or as reconstitution and rebalancing of the underlying indices, used to inform security selection, occurs.
As an actively managed ETF that does not seek to replicate the performance of a specified index, the Fund may have a higher degree of portfolio turnover than funds that seek to replicate the performance of an index.
From time to time, the Fund may focus its investments in one or more particular sectors. As of October 31, 2025, the Fund focused its investments in the Industrials and Technology sectors.

Indexperts Yield Focused Fixed Income ETF | Indexperts Yield Focused Fixed Income ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
As an actively managed exchange-traded fund (“ETF”), the Fund will not seek to replicate the performance of an index.  The Fund seeks to achieve its investment objective by investing primarily in investment grade, fixed income securities.  Under normal market conditions, the Fund will invest at least 80% of its net assets (plus the amount of borrowings for investment purposes) in fixed-income securities. These fixed-income securities will include corporate bonds, Treasury notes, bills and bonds, asset backed securities and preferred stocks.
The fixed income securities in which the Fund invests will typically be domestic investment grade (rated Baa2 or better by Moody’s Investors Services, Inc. (“Moody’s”) or rated BBB or better by Standard & Poor’s (“S&P”) and unrated securities considered by the Advisor to be of comparable credit quality).  The Fund will invest in these securities with the intention to buy and hold such securities to maturity.  The Fund may invest in fixed-income securities of any maturity or duration.  The average maturity or duration of the Fund’s portfolio of fixed income securities will vary based on the Advisor’s assessment of economic and market conditions, as well as current and anticipated changes in interest rates.  The Fund may also invest in certain preferred stocks with yields comparable to bonds of similar credit quality.
The Fund will invest in fixed income securities that the Funds’ investment advisor, Indexperts, LLC (the “Advisor”), believes will offer attractive cash flow and yield characteristics.  The Fund will invest in fixed income securities across various sectors.  The portfolio will primarily invest in corporate fixed income securities, but it may also hold U.S. Treasuries and preferred stocks based on the Advisor’s view of relative yield based on differences in credit quality in order to achieve some diversity in credit quality, maturity range, and expected duration. Relative yield refers to the typical yield spread differences between bonds with different credit quality and maturities, and the yield difference for the same company issuing both corporate debt and preferred stocks. As the spreads widen or narrow, the relative attractiveness of securities when compared to one another is a factor of consideration in portfolio composition decisions.
The Advisor analyzes fundamental and technical data for investment grade fixed income securities.  The approach screens eligible fixed income securities for credit rating, coupon, yield to worst, and maturity date.  Based upon these variables, weights are then assigned regarding target company and sector exposure. Management then uses the information generated to select fixed income securities that maximize cash flow and yield for the Fund based on current market conditions, the Fund’s current composition of fixed income securities with different credit quality, maturity, and duration, and the Advisor’s assessment of current and expected future fixed income market conditions.  given perceived risk characteristics of a given credit.
The Advisor will review the portfolio and prevailing market conditions at least monthly.  The Advisor may buy or sell a portfolio security as part of this monthly review, or when there is a  reconstitution of the underlying models used to inform security selection.  The models are reviewed for possible reconstitution on a quarterly basis. The Advisor may also sell a portfolio security other than as part of a reconstitution of the models if the Advisor believes there is a possibility or likelihood of a change in the credit quality of such portfolio security, or if there is a potential for negative change in the issuers financial health or future prospects.
The Fund seeks to maintain a 2-4% cash allocation at any given point as a buffer for any additional purchase opportunities that may arise.
As an actively managed ETF that does not seek to replicate the performance of a specified index, the Fund may have a higher degree of portfolio turnover than funds that seek to replicate the performance of an index.
From time to time, the Fund may focus its investments in one or more particular sectors. As of October 31, 2025, the Fund focused its investments in the Utilities, Energy, and Financial sectors.